Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 765	€ 933	€ 1,124
Deductible temporary differences	602	587	538
Unused tax credits	48	43	45
Deferred tax liability for undistributed profits of subsidiaries not recognized	24,040	18,370
U.S.
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	183	179	187
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	430	570	688
Unused tax credits	28	26	28
Due 2022
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	26	25	63
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	309	338	373
Unused tax credits	€ 20	€ 17	€ 17